INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Schedule of inventories

	12.31.2024	12.31.2023
Materials for resale	1,137,262	836,799
Materials for consumption	27,538	38,422
Other inventories	32,036	39,263
Gross inventories	1,196,836	914,484
Estimated losses from impairment or obsolescence	(99,598)	(91,670)
Net total	1,097,238	822,814